Cover	Jul. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41347
Entity Registrant Name	Expion360 Inc.
Entity Central Index Key	0001894954
Entity Tax Identification Number	81-2701049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2025 SW Deerhound Avenue
Entity Address, City or Town	Redmond
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97756
City Area Code	(541)
Local Phone Number	797-6714
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XPON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable